Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Statement of IFRS Compliance

We prepared these consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). We have consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect, with the exception of the accounting standards adopted effective January 1, 2025, as disclosed in Note 28. These consolidated financial statements are presented in millions of US dollars, unless otherwise indicated, which is the functional currency of Nutrien and the majority of its subsidiaries.

Date of Authorisation For Issue of Financial Statements	Feb. 19, 2026